UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 2054
                                    Form 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
Check here if Amendment []; Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Emmett M. Murphy
Address:      100 Throckmorton St., Suite 700
              Fort Worth, Texas 76102


13F File Number:  28-11325

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Emmett M. Murphy
Title:     President
Phone:     817-335-1145

Signature, Place, and Date of Signing:

Emmett M. Murphy, Fort Worth, Texas February 9, 2012

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

                               FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total: 26

Form 13F Information Table Value Total:  $44,427 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                         FORM 13F INFORMATION TABLE
                                                          VALUE    SHRS OR  SH/ PUT/ INVSTMT OTHER          VOTING   AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000) PRN AMT  PRN CALL DISCRTN MANAGERS     SOLE     SHARED   NONE
***TRANSATLANTIC PETROLEUM    COMMON            G89982105   958   731471      SH       SOLE                 731471      0     0
ASBURY AUTOMOTIVE             COMMON            043436104   1940  90000       SH       SOLE                 90000       0     0
BAY COMMERCIAL BANK CA        OTC IS            072199102   384   56000       SH       SOLE                 56000       0     0
BPZ RESOURCES                 BONDS             055639108   1334  1610000    PRN       SOLE                 1610000     0     0
CASH AMERICA INVESTMENTS      COMMON            14754D100   4663  100000      SH       SOLE                 100000      0     0
CINEMARK HOLDINGS INC.        OTC IS            17243V102   1522  82300       SH       SOLE                 82300       0     0
ENERGY PARTNERS LTD           COMMON            29270U303   1022  70000       SH       SOLE                 70000       0     0
ENERGY XXI BERMUDA LTD        OTC IS            G10082140   1594  50000       SH       SOLE                 50000       0     0
FURMANITE CORPORATION         COMMON            361086101   1855  293900      SH       SOLE                 293900      0     0
GASTAR EXPLORATION LTD        COMMON            367299203   2370  745128      SH       SOLE                 745128      0     0
GLU MOBILE INC.               OTC IS            379890106   1543  491400      SH       SOLE                 491400      0     0
GOODRICH PETROLEUM CORP       COMMON            382410405   481   35000       SH       SOLE                 35000       0     0
GULFPORT ENERGY CORP.         OTC IS            402635304   2062  70000       SH       SOLE                 70000       0     0
HOUSTON AMERICAN ENERGY CORP  COMMON            44183U100   1219  100000      SH       SOLE                 100000      0     0
MADALENA VENTURES INC.        COMMON            556232106   1331  1500000     SH       SOLE                 1500000     0     0
NATIONAL CINEMEDIA INC        OTC IS            635309107   1815  146400      SH       SOLE                 146400      0     0
NETSPEND HOLDINGS             OTC IS            64118V106   2202  271500      SH       SOLE                 271500      0     0
OBAGI MEDICAL PRODUCTS        OTC IS            67423R108   2450  241151      SH       SOLE                 241151      0     0
PENN OCTANE CORP.             OTC IS            707573101   43    861522      SH       SOLE                 861522      0     0
PENSKE AUTOMOTIVE             COMMON            70959W103   1540  80000       SH       SOLE                 80000       0     0
SAFEGUARD SCIENTIFICS INC     COMMON            786449207   2740  173552      SH       SOLE                 173552      0     0
SPECTRUM PHARMACEUTICALS INC  OTC IS            84763A108   3690  252224      SH       SOLE                 252224      0     0
SUNOPTA INC                   OTC IS            8676EP108   1812  375831      SH       SOLE                 375831      0     0
VAALCO ENERGY INC.            OTC IS            91851C201   1602  265262      SH       SOLE                 265262      0     0
VENOCO INC                    OTC IS            92275P307   668   98700       SH       SOLE                 98700       0     0
VIEWPOINT FINANCIAL GROUP     COMMON            92672A101   1587  122000      SH       SOLE                 122000      0     0
    Page Column Totals                                      44427